Prior period error (Tables)	12 Months Ended
Sep. 30, 2025
Prior period error
Schedule of prior period error

Impact on consolidated statement of comprehensive income

	Year ended		Year ended	Year ended		Year ended
	30 September		30 September	30 September		30 September
	2024		2024	2023		2023
	$'000		$'000	$'000		$'000
	As previously disclosed:	Adjustment	As restated	As previously disclosed:	Adjustment	As restated

Administrative expenses	(23,177)	(2,237)	(25,414)	(55,201)	(4,134)	(59,335)

Profit/(loss) before tax	(23,977)	(2,237)	(26,214)	(44,113)	(4,134)	(48,247)

Profit/(loss) for the financial year attributable to equity holders	(54,581)	(2,237)	(56,818)	(70,393)	(4,134)	(74,527)

Impact on consolidated statement of financial position

	Year ended		Year ended	Year ended		Year ended
	30 September		30 September	30 September		30 September
	2024		2024	2023		2023
	$'000		$'000	$'000		$'000
	As previously disclosed:	Adjustment	As restated	As previously disclosed:	Adjustment	As restated

Share premium	150,084	1,279	151,363	137,021	691	137,712
Share-based payment reserve	36,457	5,092	41,549	38,554	3,443	41,999
Retained earnings	(332,114)	(6,371)	(338,485)	(277,533)	(4,134)	(281,667)
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